Summary Prospectus Supplement	May 18, 2018

Putnam Sustainable Leaders Fund
Summary Prospectus dated March 21, 2018

Beginning on May 21, 2018, the fund will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The summary prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the summary prospectus relates, and to indicate that the fund’s symbol for class R6 shares is PSLGX.

The following information is added to similar disclosure under Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
	imposed on purchases (as a	a percentage of original purchase price or
Share class	percentage of offering price)	redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and	Other	Total annual fund
Share class	fees†	service (12b-1) fees	expenses	operating expenses
Class R6	0.51%	N/A	0.10%#	0.61%

† Management fees reflect a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 3000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.555%.

# Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect current fees and the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$62	$195	$340	$762

310873 5/18

A world of investing.®

Putnam INVESTMENTS

Putnam Sustainable Leaders Fund*

Summary prospectus

3 | 21 | 18

*Prior to March 21, 2018, the fund was known as Putnam Multi-Cap Growth Fund.

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS T	CLASS Y
	PNOPX	PNOBX	PNOCX	PNOMX	PNORX	Pending	PNOYX

Putnam Sustainable Leaders Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 3/21/18, are incorporated by reference into this summary prospectus.

Goal

Putnam Sustainable Leaders Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class R	NONE	NONE
Class T	2.50%	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.24%=	1.00%
Class B	0.51%	1.00%	0.24%=	1.75%
Class C	0.51%	1.00%	0.24%=	1.75%
Class M	0.51%	0.75%	0.24%=	1.50%
Class R	0.51%	0.50%	0.24%=	1.25%
Class T	0.51%	0.25%	0.24%<	1.00%
Class Y	0.51%	N/A	0.24%=	0.75%

*  Applies only to certain redemptions of shares bought with no initial sales charge.

**  This charge is phased out over six years.

***  This charge is eliminated after one year.

†  Management fees reflect a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 3000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.555%.

=  Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

<  Other expenses are based on expenses of class A shares for the fund’s last fiscal year, as restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$671	$875	$1,096	$1,729
Class B	$678	$851	$1,149	$1,864
Class B (no redemption)	$178	$551	$949	$1,864
Class C	$278	$551	$949	$2,062
Class C (no redemption)	$178	$551	$949	$2,062
Class M	$497	$807	$1,140	$2,078
Class R	$127	$397	$686	$1,511
Class T	$349	$560	$789	$1,444
Class Y	$77	$240	$417	$930

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 76%.

Effective March 21, 2018, the fund’s investment strategy was changed to incorporate sustainability criteria, as described below. Implementing these changes in the fund’s portfolio will result in certain brokerage commission and other transaction costs, which are expected to be incurred largely in March 2018. Depending on market conditions at that time, these changes could also result in realization of capital gains.

Investments, risks, and performance

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on companies that we believe exhibit a commitment to sustainable business practices. Stocks of companies that exhibit a commitment to sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also invest in non-U.S. companies.

Sustainable investing. We believe that companies that exhibit leadership in sustainable business practice also often exhibit more profitable, durable financial returns with lower risk profiles. Accordingly, in selecting investments, we focus on companies that we believe have a demonstrated commitment to sustainable business practices. This commitment may be reflected through environmental, social and/or corporate governance (ESG) policies, practices or outcomes.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may cause the fund to forego otherwise attractive investment opportunities or may increase or decrease the fund’s exposure to certain types of companies and, therefore, to underperform funds that do not invest with a similar focus. In evaluating an investment opportunity, we may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices may change over time. As a result of these possibilities, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before March 21, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/17)

Share class	1 year	5 years	10 years
Class A before taxes	21.63%	15.03%	8.00%
Class A after taxes on distributions	20.25%	13.43%	7.23%
Class A after taxes on distributions and sale of fund shares	13.34%	11.75%	6.35%
Class B before taxes	23.08%	15.31%	7.99%
Class C before taxes	27.09%	15.54%	7.83%
Class M before taxes	23.91%	15.00%	7.71%
Class R before taxes	28.73%	16.11%	8.37%
Class T before taxes*	25.82%	15.82%	8.37%
Class Y before taxes	29.39%	16.70%	8.91%
Russell 3000 Growth Index** (no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%

*  Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.

**  Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Katherine Collins Head of Sustainable Investing, portfolio manager of the fund since 2018

R. Shepherd Perkins Co-Head of Equities, portfolio manager of the fund since 2018

Assistant portfolio manager

Stephanie Henderson Portfolio Manager, Analyst, assistant portfolio manager of the fund since 2018

Sub-advisor

Putnam Investments Limited*

*  Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

Purchases for class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

Class T shares of the fund are not currently available for purchase.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

NP013 310526 3/18 Putnam Retail Management